Derivative Contract Information - Fund's OTC Derivative Assets (Detail) - Merrill Lynch International [Member] - Over-the-Counter ("OTC") [Member] - USD ($) $ in Thousands	Mar. 31, 2018	Sep. 30, 2017
Offsetting Assets [Line Items]
Gross Amounts of Assets Presented in the Statement of Financial Condition	$ 0	$ 0
Financial Instruments Available for Offset	0	0
Financial Instruments Collateral Received	0	0
Cash Collateral Received	0	0
Net Amount	0	0
SPDR Long Dollar Gold Trust [Member]
Offsetting Assets [Line Items]
Gross Amounts of Assets Presented in the Statement of Financial Condition	0	0
Financial Instruments Available for Offset	0	0
Financial Instruments Collateral Received	0	0
Cash Collateral Received	0	0
Net Amount	$ 0	$ 0